Cost of revenue	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cost of revenue
Cost of revenue
16.	Cost of revenue

Cost of revenue consisted of the following:

	For the years ended March 31,
	2022	2021	2020
Amortization expenses	$7,751,161	$6,651,329	$6,309,065
Depreciation expenses of server hardware	4,172,837	3,689,815	2,663,616
Website maintenance fee	2,746,431	1,565,281	344,555
Resource usage fees(1)	1,622,891	1,407,768	1,493,073
Virtual simulation fees(2)	1,106,713	1,279,050	820,806
Maintenance material consumption fees	15,458	39,425	86,117
Employee compensation	160,338	—	—
Employee benefit expenses	9,199	—	—
Other	88,171	79,743	80,638
Total	$17,673,199	$14,712,411	$11,797,870
(1)	Since November 2018, the Company started to pay resource usage fees to colleges and universities in order to access the online course resources of these institutions with a period of validity of 5 years.
(2)	The Company paid virtual simulation fees to vendors Jiangsu Audio-visual Education Center in order to access virtual experimental training programs.

12.Cost of revenue

Cost of revenue consisted of the following:

	For the years ended March 31,
	2021	2020
Amortization expenses	$6,651,329	$6,309,065
Depreciation expenses of server hardware	3,689,815	2,663,616
Resource usage fees	1,407,768	1,493,073
Virtual simulation fee	1,279,050	820,806
Website maintenance fee	1,565,281	344,555
Raw material consumption fees	39,425	86,117
Other	79,743	80,638
Total	$14,712,411	$11,797,870